SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			9 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	May 21, 2015 USD ($)	May 21, 2015 CNY (¥)	May 21, 2015 HKD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	May 01, 2015 HKD ($)
Advertising costs			$ 34,900,000		$ 43,500,000
Development costs	$ 3,071,227		3,075,690			$ 3,071,227
Software costs					300,000
Capitalized software costs			166,514		26,130
Restricted cash	3,605		4,815		7,512	3,605
Allowance for credit loss	0		0			0
Impairment charge
Deferred offering costs	1,571,328					1,571,328
Uncertain tax positions			$ 0		$ 0
Effect of net operating loss carryforwards			25.00%	25.00%
Tax, provisions				$ 2,000,000
Provisions of profits tax			The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	18,820,140		$ 15,708,555			$ 18,820,140
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration percentage			58.90%	58.90%		62.50%	62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration percentage			26.30%	26.30%		21.50%	21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Concentration percentage			20.50%	20.50%		11.70%	11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration percentage			15.10%	15.10%		10.70%	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration percentage						10.20%	10.20%
Deposit Insurance Regulation [Member]
Deposits												$ 72,000	¥ 500,000
Deposit Protection Scheme [Member]
Deposits												64,000		$ 500,000
Singapore Deposit Insurance Corporation [Member]
Deposits												$ 75,000
HONG KONG
Provisions profits tax rate			8.25%	8.25%
Remaining profit rate			16.50%	16.50%
Minimum [Member]
VAT rates			6.00%	6.00%
Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate			20.00%
Maximum [Member]
VAT rates			13.00%	13.00%
Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate			49.90%
Gamehaus Inc [Member]
Advertising costs						$ 55,100,000		$ 82,600,000
Development costs	3,071,227	$ 2,776,440				3,071,227		2,776,440
Software costs						300,000		2,800,000
Capitalized software costs	39,167					39,167
Restricted cash	3,605	8,337				3,605		8,337
Allowance for credit loss
Impairment charge
Deferred offering costs	1,571,328	270,896				1,571,328		270,896
Negative valuation allowance of deferred assets	2,552,460	317,203				414,719		(235,240)
Uncertain tax positions	0	0				$ 0		0
Effect of net operating loss carryforwards						25.00%	25.00%
Tax, provisions							$ 2,000,000
Provisions of profits tax						The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	18,820,140	$ 16,017,992				$ 18,820,140		$ 16,017,992
Gamehaus Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration percentage						62.50%	62.50%	65.80%
Gamehaus Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration percentage						21.50%	21.50%	20.00%
Gamehaus Inc [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Concentration percentage						11.70%	11.70%	18.50%
Gamehaus Inc [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration percentage						10.70%	10.70%	14.80%
Gamehaus Inc [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration percentage						10.20%	10.20%	12.50%
Gamehaus Inc [Member] | Deposit Insurance Regulation [Member]
Deposits									$ 72,000	¥ 500,000
Gamehaus Inc [Member] | Deposit Protection Scheme [Member]
Deposits									64,000		$ 500,000
Gamehaus Inc [Member] | Singapore Deposit Insurance Corporation [Member]
Deposits									$ 75,000
Deposits	$ 16,600,000					$ 16,600,000
Gamehaus Inc [Member] | HONG KONG
Provisions profits tax rate						8.25%	8.25%
Remaining profit rate						16.50%	16.50%
Gamehaus Inc [Member] | Minimum [Member]
Estimated useful life	5 years					5 years
VAT rates						6.00%	6.00%
Gamehaus Inc [Member] | Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	20.00%					20.00%
Gamehaus Inc [Member] | Maximum [Member]
Estimated useful life	7 years					7 years
VAT rates						13.00%	13.00%
Gamehaus Inc [Member] | Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	49.90%					49.90%